FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT - Schedule of Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CAD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (183,037)	$ (44,495)
Sensitivity analysis, impact on net income	13,400
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	78,065	0
CAD | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	189,691	38,043
CAD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	72,333	36,983
CAD | Loans and borrowings
Disclosure of financial liabilities [line items]
Currency risk exposure	23,625
CAD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	8,753	10,730
CAD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	162,683	6,142
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	112	81
CAD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	7,069	6,921
CAD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	2,060	6,657
NIO
Disclosure of financial liabilities [line items]
Currency risk exposure	(29,747)	0
NIO | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
NIO | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	31,811	0
NIO | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
NIO | Loans and borrowings
Disclosure of financial liabilities [line items]
Currency risk exposure	0
NIO | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	543	0
NIO | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
NIO | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
NIO | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
NIO | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	1,521	0
MXN
Disclosure of financial liabilities [line items]
Currency risk exposure	(5,442)	(31,164)
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	8,711	32,922
MXN | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Loans and borrowings
Disclosure of financial liabilities [line items]
Currency risk exposure	0
MXN | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	3,269	1,758
MXN | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 0	$ 0